Aggressive Growth Fund
CLASS A: TAAGX	|	CLASS C: TCAGX

INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Timothy Aggressive Growth Fund Timothy Aggressive Growth Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - Timothy Aggressive Growth Fund Timothy Aggressive Growth Fund		Class A	Class C
Management Fee		0.85%	0.85%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)		0.78%	0.78%
Fees and Expenses of Acquired Funds		none	none
Total Annual Fund Operating Expenses	[1]	1.88%	2.63%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Timothy Aggressive Growth Fund Timothy Aggressive Growth Fund (USD $)	Class A	Class C
1 Year	737	378
3 Years	1,131	855
5 Years	1,565	1,493
10 Years	2,856	3,389

Expense Example, No Redemption - Timothy Aggressive Growth Fund (USD $)	Timothy Aggressive Growth Fund Class C
1 Year	276
3 Years	855
5 Years	1,493
10 Years	3,389

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 88.96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
•	This Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund's total assets in U.S. common stocks without regard to market capitalizations.

•

This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•

The Fund invests its assets in the securities of a limited number of companies, which the Fund's Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS
1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

4.	Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

6.	Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio managers' perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

7.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 )

Best Worst Quarter Quarter Jun-30 Dec-08 20.22% -28.84
Average Annual Total Returns (for periods ending on December 31, 2010)
Average Annual Total Returns - Timothy Aggressive Growth Fund Timothy Aggressive Growth Fund		1 Year	3 Year	5 Year	10 Year	Since Inception
Class A		27.89%	(2.94%)	1.11%	(0.44%)
Class A Return before taxes with sales load	[1]	20.86%	(4.75%)	(0.03%)	(1.01%)
Class A Return after taxes on distributions	[2]	20.86%	(4.76%)	(0.68%)	(1.37%)
Class A Return after taxes on distributions and sale of shares	[2]	13.56%	(4.01%)	none	(0.84%)
Class A Russell Mid Cap Growth Index	[3]	26.38%	0.97%	4.88%	3.65%
Class C		26.79%	(3.64%)	0.39%		2.53%
Class C Return before taxes with sales load	[1]	25.79%	(3.64%)	0.39%		2.53%
Class C Return after taxes on distributions	[2]	25.79%	(3.66%)	(0.31%)		1.97%
Class C Return after taxes on distributions and sale of shares	[2]	16.76%	(3.08%)	0.37%		2.22%
Class C Russell Mid Cap Growth Index	[3]	26.38%	0.97%	4.88%		6.96%
[1]	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[3]	The Russell Mid Cap Growth Index is a widely recognized, unmanaged index of Mid Capitalization growth companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

International Fund
CLASS A: TPIAX	|	CLASS C: TPICX

INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Timothy Plan International Fund Timothy Plan International Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - Timothy Plan International Fund Timothy Plan International Fund		Class A	Class C
Management Fee		1.00%	1.00%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)		0.49%	0.49%
Fees and Expenses of Acquired Funds		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.75%	2.50%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Timothy Plan International Fund Timothy Plan International Fund (USD $)	Class A	Class C
1 Year	723	364
3 Years	1,088	810
5 Years	1,490	1,415
10 Years	2,687	3,213

Expense Example, No Redemption - Timothy Plan International Fund (USD $)	Timothy Plan International Fund Class C
1 Year	261
3 Years	810
5 Years	1,415
10 Years	3,213

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 40.51% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
•

This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund's total assets in the securities of foreign companies through the purchase of American Depository Receipts (ADRs), without regard to market capitalizations.

•

This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•

The invests its assets in the ADRs of companies which the Fund's Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

•	Allocating investments across countries and regions at the Manager's discretion.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS
1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Foreign Risk | The Fund's investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

4.	Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5.	Currency Risk | Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities.

6.

Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

7.	Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

8.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

9.	Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio managers' perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

10.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 )

Best Worst Quarter Quarter Jun-09 Dec-08 19.29% -37.68%
Average Annual Total Returns (for periods ending on December 31, 2010)
Average Annual Total Returns - Timothy Plan International Fund Timothy Plan International Fund		1 Year	3 Year	5 Year	10 Year	Since Inception
Class A		7.23%	(7.85%)			(3.90%)
Class A Return before taxes with sales load	[1]	1.33%	(9.57%)			(5.38%)
Class A Return after taxes on distributions	[2]	1.14%	(9.93%)			(5.71%)
Class A Return after taxes on distributions and sale of shares	[2]	0.86%	(8.22%)			(4.72%)
Class A MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[3]	8.44%	(6.58%)			(4.78%)
Class C		6.47%	(8.53%)			(4.67%)
Class C Return before taxes with sales load	[1]	5.47%	(8.53%)			(4.67%)
Class C Return after taxes on distributions	[2]	5.34%	(8.81%)			(4.90%)
Class C Return after taxes on distributions and sale of shares	[2]	3.55%	(7.31%)			(4.07%)
Class C MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	[3]	8.44%	(6.58%)			(4.78%)
[1]	Class A shares commenced investment operations on May 01, 2007. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[3]	The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the US & Canada.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large/Mid Cap Growth Fund

CLASS A: TLGAX	|	CLASS C: TLGCX

INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Timothy Large/Mip-Cap Growth Fund Timothy Large/Mip-Cap Growth Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - Timothy Large/Mip-Cap Growth Fund Timothy Large/Mip-Cap Growth Fund		Class A	Class C
Management Fee		0.85%	0.85%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)		0.56%	0.56%
Fees and Expenses of Acquired Funds		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.67%	2.42%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Timothy Large/Mip-Cap Growth Fund Timothy Large/Mip-Cap Growth Fund (USD $)	Class A	Class C
1 Year	715	356
3 Years	1,063	785
5 Years	1,448	1,371
10 Years	2,590	3,112

Expense Example, No Redemption - Timothy Large/Mip-Cap Growth Fund (USD $)	Timothy Large/Mip-Cap Growth Fund Class C
1 Year	253
3 Years	785
5 Years	1,371
10 Years	3,112

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 77.68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
•

The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund's total assets in larger U.S. stocks. Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than  $2 billion. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective.

•

This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•

The Fund normally invests in a portfolio of securities which includes a broadly diversified number of common stocks that the Fund's Investment Manager believes show a high probability of superior prospects for above average growth. The Fund's Investment Manager chooses these securities using a "bottom up" approach of extensively analyzing the financial, management and overall economic conditions of each potential investment. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

4.	Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio managers' perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

5.	Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

6.	Mid-Sized Company Investing Risk | Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

7.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the domestic stock markets and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 )

Best Worst Quarter Quarter Dec-01 Mar-01 16.48% -24.07%
Average Annual Total Returns (for periods ending on December 31, 2010)
Average Annual Total Returns - Timothy Large/Mip-Cap Growth Fund Timothy Large/Mip-Cap Growth Fund		1 Year	3 Year	5 Year	10 Year	Since Inception
Class A		17.50%	(0.47%)	1.66%	(2.24%)
Class A Return before taxes with sales load	[1]	11.04%	(2.33%)	0.51%	(2.79%)
Class A Return after taxes on distributions	[2]	11.04%	(2.34%)	0.17%	(2.96%)
Class A Return after taxes on distributions and sale of shares	[2]	7.18%	(1.97%)	0.39%	(2.35%)
Class A Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[3]	16.71%	(0.47%)	3.75%	0.02%
Class C		16.76%	(1.17%)	0.87%		1.70%
Class C Return before taxes with sales load	[1]	15.76%	(1.17%)	0.87%		1.70%
Class C Return after taxes on distributions	[2]	15.76%	(1.18%)	0.50%		1.43%
Class C Return after taxes on distributions and sale of shares	[2]	10.24%	(1.00%)	0.69%		1.42%
Class C Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[3]	16.71%	(0.47%)	3.75%		4.08%
[1]	Class A shares commenced investment operations on March 24, 1994. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[3]	The Russell 1000 Growth Index is a widely recognized, unmanaged index of 1000 large-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

 Small Cap Value Fund
CLASS A: TPLNX	|	CLASS C: TSVCX

INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Timothy Small-Cap Value Fund Timothy Small-Cap Value Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - Timothy Small-Cap Value Fund Timothy Small-Cap Value Fund		Class A	Class C
Management Fee		0.85%	0.85%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)		0.49%	0.49%
Fees and Expenses of Acquired Funds		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.60%	2.35%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Timothy Small-Cap Value Fund Timothy Small-Cap Value Fund (USD $)	Class A	Class C
1 Year	708	348
3 Years	1,042	762
5 Years	1,410	1,332
10 Years	2,505	3,024

Expense Example, No Redemption - Timothy Small-Cap Value Fund (USD $)	Timothy Small-Cap Value Fund Class C
1 Year	246
3 Years	762
5 Years	1,332
10 Years	3,024

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 64.37% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
•

The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund's total assets in U.S. Small Cap stocks. Small Cap stocks refer to the common stock of smaller companies — companies whose total market capitalization is less than  $2 billion. This Fund invests using a value style investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•

In determining whether to invest in a particular company, the Fund's Investment Manager focuses on a number of different attributes of the company, including the company's market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a "bottom up" approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

•

The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS
1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

4.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

5.	Foreign Risk | The Fund's investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities.

6.	Value Investing Risk | Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

7.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best Worst Quarter Quarter Jun-03 Dec-08 20.35% -26.99%
Average Annual Total Returns (for periods ending on December 31, 2010)
Average Annual Total Returns - Timothy Small-Cap Value Fund Timothy Small-Cap Value Fund		1 Year	3 Year	5 Year	10 Year	Since Inception
Class A		24.20%	0.22%	4.37%	5.33%
Class A Return before taxes with sales load	[1]	17.37%	(1.66%)	3.19%	4.74%
Class A Return after taxes on distributions	[2]	17.37%	(1.76%)	1.58%	3.70%
Class A Return after taxes on distributions and sale of shares	[2]	11.29%	(1.47%)	2.11%	3.74%
Class A Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[3]	26.86%	2.22%	4.47%	6.33%
Class C		23.26%	(0.53%)	3.61%		3.47%
Class C Return before taxes with sales load	[1]	22.26%	(0.53%)	3.61%		3.47%
Class C Return after taxes on distributions	[2]	22.26%	(0.64%)	1.89%		1.92%
Class C Return after taxes on distributions and sale of shares	[2]	14.82%	(0.52%)	2.47%		2.45%
Class C Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[3]	26.86%	2.22%	4.47%		5.83%
[1]	Class A shares commenced investment operations on July 14, 1999. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[3]	The Russell 2000 Index is a widely recognized, unmanaged index of 2000 Small Capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Large/Mid Cap Value Fund CLASS A: TLVAX | CLASS C: TLVCX
INVESTMENT OBJECTIVE
The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Timothy Large/Mip-Cap Value Fund Timothy Large/Mip-Cap Value Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - Timothy Large/Mip-Cap Value Fund Timothy Large/Mip-Cap Value Fund		Class A	Class C
Management Fee		0.85%	0.85%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)		0.48%	0.48%
Fees and Expenses of Acquired Funds		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.59%	2.34%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Timothy Large/Mip-Cap Value Fund Timothy Large/Mip-Cap Value Fund (USD $)	Class A	Class C
1 Year	707	347
3 Years	1,039	759
5 Years	1,405	1,326
10 Years	2,493	3,011

Expense Example, No Redemption - Timothy Large/Mip-Cap Value Fund (USD $)	Timothy Large/Mip-Cap Value Fund Class C
1 Year	245
3 Years	759
5 Years	1,326
10 Years	3,011

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 38.31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
•

The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will normally invest at least 80% of the Fund's total assets in companies whose total market capitalization exceeds  $2 billion. This Fund invests using a value style investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•

In determining whether to invest in a particular company, the Fund's Investment Manager focuses on a number of different attributes of the company, including the company's market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a "bottom up" approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS
1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

4.	Mid-Sized Company Investing Risk | Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

6.	Value Investing Risk | Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

7.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)

Best Worst Quarter Quarter Jun-03 Dec-08 17.72% -23.81%
Average Annual Total Returns (for periods ending on December 31, 2010)
Average Annual Total Returns - Timothy Large/Mip-Cap Value Fund Timothy Large/Mip-Cap Value Fund		1 Year	3 Year	5 Year	10 Year	Since Inception
Class A		20.22%	(4.15%)	4.06%	5.52%
Class A Return before taxes with sales load	[1]	13.61%	(5.94%)	2.89%	4.93%
Class A Return after taxes on distributions	[2]	13.49%	(6.18%)	2.05%	4.26%
Class A Return after taxes on distributions and sale of shares	[2]	8.84%	(5.14%)	2.17%	4.10%
Class A S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[3]	15.09%	(2.84%)	2.29%	1.41%
Class C		19.39%	(4.86%)	3.30%		6.24%
Class C Return before taxes with sales load	[1]	18.39%	(4.86%)	3.30%		6.24%
Class C Return after taxes on distributions	[2]	18.33%	(5.07%)	2.52%		5.65%
Class C Return after taxes on distributions and sale of shares	[2]	11.95%	(4.21%)	2.59%		5.55%
Class C S&P 500 Index (reflects no deduction for fees, expenses or taxes)	[3]	15.09%	(2.84%)	2.29%		3.56%
[1]	Class A shares commenced investment operations on July 14, 1999. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[3]	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Fixed Income Fund
CLASS A: TFIAX	|	CLASS C: TFICX

INVESTMENT OBJECTIVE
The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Timothy Fixed Income Fund Timothy Fixed Income Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		4.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - Timothy Fixed Income Fund Timothy Fixed Income Fund		Class A	Class C
Management Fee		0.60%	0.60%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)		0.51%	0.51%
Fees and Expenses of Acquired Funds		0.02%	0.02%
Total Annual Fund Operating Expenses		1.38%	2.13%
Fee Waiver and/or Expense Reimbursement		(0.15%)	(0.15%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.23%	1.98%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Timothy Fixed Income Fund Timothy Fixed Income Fund (USD $)	Class A	Class C
1 Year	571	310
3 Years	861	677
5 Years	1,181	1,194
10 Years	2,131	2,733

Expense Example, No Redemption - Timothy Fixed Income Fund (USD $)	Timothy Fixed Income Fund Class C
1 Year	207
3 Years	677
5 Years	1,194
10 Years	2,733

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 25.68% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
•

To achieve its goal, the Fund normally invests in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least "BBB" as rated by Standard & Poor's or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund's Investment Manager has determined that the security is of comparable credit quality to similar rated securities. The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities. This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

•

In managing its portfolio, the Fund' s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS
1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3.	Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may not be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor's or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

4.	Sector Risk | If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

5.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

6.	Who Should Buy This Fund | The Fund is most appropriate for investors who want a high level of current income and are willing to accept a minor degree of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 )

Best Worst Quarter Quarter Sep-02 Dec-10 5.98% -1.56%
Average Annual Total Returns (for periods ending on December 31, 2010)
Average Annual Total Returns - Timothy Fixed Income Fund Timothy Fixed Income Fund		1 Year	3 Year	5 Year	10 Year	Since Inception
Class A		5.46%	4.63%	4.43%	4.89%
Class A Return before taxes with sales load	[1]	0.71%	3.04%	3.48%	4.40%
Class A Return after taxes on distributions	[2]	(0.19%)	1.83%	2.12%	2.97%
Class A Return after taxes on distributions and sale of shares	[2]	0.46%	1.87%	2.15%	2.91%
Class A Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[3]	6.54%	5.90%	5.80%	5.84%
Class C		4.67%	3.86%	3.64%		3.00%
Class C Return before taxes with sales load	[1]	3.67%	3.86%	3.64%		3.00%
Class C Return after taxes on distributions	[2]	2.96%	2.87%	2.51%		1.87%
Class C Return after taxes on distributions and sale of shares	[2]	2.38%	2.71%	2.44%		1.89%
Class C Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[3]	6.54%	5.90%	5.80%		5.02%
[1]	Class A shares commenced investment operations on July 14, 1999. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[3]	Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers US Aggregate Bond Index) is a benchmark index composed of US Securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

High Yield Bond Fund CLASS A: TPHAX | CLASS C: TPHCX
INVESTMENT OBJECTIVE
The investment objective of this Fund is to generate a high level of current income.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Timothy Plan High Yield Bond Fund Timothy Plan High Yield Bond Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		4.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - Timothy Plan High Yield Bond Fund Timothy Plan High Yield Bond Fund		Class A	Class C
Management Fee		0.60%	0.60%
Distribution/Service (12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)		0.58%	0.58%
Fees and Expenses of Acquired Funds		0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.44%	2.19%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Timothy Plan High Yield Bond Fund Timothy Plan High Yield Bond Fund (USD $)	Class A	Class C
1 Year	593	332
3 Years	898	711
5 Years	1,233	1,242
10 Years	2,230	2,821

Expense Example, No Redemption - Timothy Plan High Yield Bond Fund (USD $)	Timothy Plan High Yield Bond Fund Class C
1 Year	229
3 Years	711
5 Years	1,242
10 Years	2,821

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 39.84% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
•

To achieve its goal, the Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield fixed income securities. These include corporate bonds, convertible securities and preferred securities. The Investment Manager will generally purchase securities for the Fund that are not investment grade ("junk" bonds), meaning securities with a rating of "BB" or lower as rated by Standard & Poor's or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund's Investment Manager has determined that the security is of comparable credit quality to similar rated securities. The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities. This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

•

In managing its portfolio, the Fund's Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS

1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	High Yield Security Risk | Investments in fixed-income securities that are rated below investment grade ("high yield securities") by one or more NRSROs may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund's ability to buy or sell optimal quantities of high yield securities at desired prices.

3.	Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

4.	Credit Risk | High Yield securities ("junk" bonds) are subject to greater risk of loss than investment grade securities. The degree of risk for a particular security may not be reflected in its credit rating, and high yield securities may be particularly subject to this risk. Bonds rated, at the time of purchase, BB or lower by Standard & Poor's ("junk" bonds) or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

5.	Sector Risk | If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

6.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

7.	Who Should Buy This Fund | The Fund is most appropriate for investors who want a high level of current income and are willing to accept a significant degree of volatility and risk.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 )

Best Worst Quarter Quarter Jun-09 Dec-08 27.25% -29.94%
Average Annual Total Returns (for periods ending on December 31, 2010)
Average Annual Total Returns - Timothy Plan High Yield Bond Fund Timothy Plan High Yield Bond Fund		1 Year	3 Year	5 Year	10 Year	Since Inception
Class A		11.67%	6.41%			4.91%
Class A Return before taxes with sales load	[1]	6.65%	4.79%			3.60%
Class A Return after taxes on distributions	[2]	4.31%	2.13%			(1.84%)
Class A Return after taxes on distributions and sale of shares	[2]	4.24%	2.42%			(0.96%)
Class A Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	[3]	14.17%	8.89%			6.97%
Class C		10.92%	5.54%			4.14%
Class C Return before taxes with sales load	[1]	9.92%	5.54%			4.14%
Class C Return after taxes on distributions	[2]	7.77%	3.16%			1.94%
Class C Return after taxes on distributions and sale of shares	[2]	6.38%	3.24%			2.16%
Class C Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)	[3]	14.17%	8.89%			6.97%
[1]	Class A shares commenced investment operations on May 01, 2007. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[3]	Barclays Capital U.S. Corporate High Yield Ba Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody's, BB+ or lower by S&P, below investment grade by Fitch Investor's Service or if unrated, previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Money Market Fund
NO LOAD:	TMAXX

INVESTMENT OBJECTIVE
The Fund seeks a high level of current income consistent with the preservation of capital.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Timothy Money Market Fund	Timothy Money Market Fund No-Load
Maximum sales charge (load) imposed on purchases (as % of offering price)	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	none
Redemption fees	none
Exchange fees	none

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - Timothy Money Market Fund		Timothy Money Market Fund No-Load
Management Fee		0.60%
Distribution/Service(12b-1 Fees)		none
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)		0.55%
Fees and Expenses of Acquired Funds		0.03%
Total Annual Fund Operating Expenses		1.18%
Fee Waiver and/or Expense Reimbursement		(1.07%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.11%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Timothy Money Market Fund (USD $)	Timothy Money Market Fund No-Load
1 Year	8
3 Years	268
5 Years	554
10 Years	1,405

PRINCIPAL INVESTMENT STRATEGIES
•

The Fund invests primarily in short-term debt instruments, such as obligations of the U.S. government and its agencies, certificates of deposit, bankers acceptances, commercial paper, and short-term corporate notes. The Fund may also invest in repurchase agreements. Under normal circumstances, the Fund will not invest in any security with a maturity in excess of 397 days. The Fund also attempts to maintain a stable net asset value of  $1.00.

•

The Fund will only purchase securities that have a rating of at least "AA" by Standard & Poor's or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund's Investment Manager has determined than the security is of comparable credit quality to similar rated securities.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

PRINCIPAL RISKS
1.	Money Market Risk | An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2.	Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3.	Credit Risk | The Fund could lose money if its holdings are downgraded in credit rating or go into default. Accordingly, the Fund will only invest in investment-grade bonds.

4.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 )

Average Annual Total Returns (for periods ending on December 31, 2010)
Average Annual Total Returns - Timothy Money Market Fund Timothy Money Market Fund		1 Year	3 Year	5 Year	10 Year
No-Load	[1]	0.08%	0.65%	2.06%	1.85%
No-Load Return before taxes with sales load	[1]
No-Load Return after taxes on distributions	[1][2]	0.05%	0.42%	1.34%	1.18%
No-Load Return after taxes on distributions and sale of shares	[1][2]	0.05%	0.42%	1.34%	1.18%
[1]	Money Market Fund commenced investment operations on July 12, 1999.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

To obtain the Fund's current 7-day yield, call the Fund toll free at (800) 662-0201.

Defensive Strategies Fund
CLASS A: TPDAX	|	CLASS C: TPDCX

INVESTMENT OBJECTIVE
The investment objective of this Fund is the protection of principal through aggressive, proactive reactions to prevailing economic conditions.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Timothy Plan Defensive Strategies Fund Timothy Plan Defensive Strategies Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - Timothy Plan Defensive Strategies Fund Timothy Plan Defensive Strategies Fund		Class A	Class C
Management Fee		0.60%	0.60%
Distribution/Service(12b-1 Fees)		0.25%	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)		0.66%	0.66%
Fees and Expenses of Acquired Funds		0.19%	0.19%
Total Annual Fund Operating Expenses	[1]	1.70%	2.45%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Timothy Plan Defensive Strategies Fund Timothy Plan Defensive Strategies Fund (USD $)	Class A	Class C
1 Year	700	342
3 Years	1,017	743
5 Years	1,368	1,298
10 Years	2,408	2,948

Expense Example, No Redemption - Timothy Plan Defensive Strategies Fund (USD $)	Timothy Plan Defensive Strategies Fund Class C
1 Year	239
3 Years	743
5 Years	1,298
10 Years	2,948

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 41.21% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its goal, the Fund will invest varying percentages of the Fund's total assets in the investment Sectors set forth below:

•

Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

•

Commodities-based Exchange Traded Funds (ETFs), which trade like stocks, yet provide the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles.

•	Treasury-Inflation Protected Securities (TIPS), which coupon payments and underlying principal are automatically increased to compensate for inflation as measured by the consumer price index (CPI).

•	Cash and cash equivalents.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

•

Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective. To allow for optimal flexibility, the Fund is classified as a "non-diversified" fund, and, as such, the Fund's portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as "diversified".

PRINCIPAL RISKS

1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Real Estate Investment Trust Risk | The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

3.	Commodities-based Exchange Traded Funds | Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund's risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund's entire ETF investment could be lost.

4.	Treasury-Inflation Protected Securities Risk | Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

5.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

6.	Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

7.	Who Should Buy This Fund | The Fund is most appropriate for investors who seek a hedge against inflation, understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

PAST PERFORMANCE

The Fund commenced investment operations on November 4, 2009. The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance during its first full year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 (1))

Best Worst Quarter Quarter Sept-10 Mar-10 6.94% -0.77%
Average Annual Total Returns (for periods ending on December 31, 2010)
Average Annual Total Returns - Timothy Plan Defensive Strategies Fund Timothy Plan Defensive Strategies Fund		1 Year	3 Year	5 Year	10 Year	Since Inception
Class A		12.94%				14.23%
Class A Return before taxes with sales load	[1]	6.73%				8.77%
Class A Return after taxes on distributions	[2]	5.33%				7.52%
Class A Return after taxes on distributions and sale of shares	[2]	4.40%				6.73%
Class A DJ Moderately Conservative US Portfolio Index (reflects no deduction for fees, expenses or taxes)	[3]	11.85%				13.38%
Class C		11.98%				13.32%
Class C Return before taxes with sales load	[1]	10.86%				13.32%
Class C Return after taxes on distributions	[2]	10.62%				11.87%
Class C Return after taxes on distributions and sale of shares	[2]	7.82%				10.50%
Class C DJ Moderately Conservative US Portfolio Index (reflects no deduction for fees, expenses or taxes)	[3]	11.85%				13.38%
[1]	Class A shares commenced investment operations on November 04, 2009. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be different
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[3]	The DJ Moderately Conservative US Portfolio Index is rebalanced monthly to the appropriate percentage of the risk experienced by the all stock Portfolio Index over the previous 36 months. It reflects a portfolio in which the equities represent 40% of the portfolio, and provides an evaluation of the return on investment considering the amount of risk taken.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Strategic Growth Fund
CLASS A: TSGAX	|	CLASS C: TSGCX

INVESTMENT OBJECTIVE
The investment objective of the Fund is to generate medium to high levels of long-term capital growth.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Timothy Strategic Growth Fund Timothy Strategic Growth Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - Timothy Strategic Growth Fund Timothy Strategic Growth Fund		Class A	Class C
Management Fee		0.65%	0.65%
Distribution/Service (12b-1 Fees)		none	0.75%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)		0.46%	0.46%
Fees and Expenses of Acquired Funds		1.63%	1.63%
Total Annual Fund Operating Expenses	[1]	2.74%	3.49%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Timothy Strategic Growth Fund Timothy Strategic Growth Fund (USD $)	Class A	Class C
1 Year	822	468
3 Years	1,391	1,128
5 Years	2,019	1,967
10 Years	3,883	4,461

Expense Example, No Redemption - Timothy Strategic Growth Fund (USD $)	Timothy Strategic Growth Fund Class C
1 Year	366
3 Years	1,128
5 Years	1,967
10 Years	4,461

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 25.36% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund's Net Assets Invested in Traditional Fund
Small Cap Value Fund	5 - 10%
Large/Mid Cap Value Fund	15 - 25%
Large/Mid Cap Growth Fund	15 - 25%
Aggressive Growth Fund	5 - 10%
High Yield Bond Fund	5 - 15%
International Fund	20 - 30%
Defensive Strategies Fund	5 - 15%

Timothy Partners, Ltd. ("TPL") will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund's investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRINCIPAL RISKS

1.	General Risk | As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk | The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

•

Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

•

Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•

Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•

Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•

Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

•

Growth Risk: The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio managers' perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

•

Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

•	Sector Risk: If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

•

Foreign Risk: The Fund's investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

•

Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities.

•

High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade by one or more NRSROs ("high yield securities") may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund's ability to buy or sell optimal quantities of high yield securities at desired prices.

•

Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund, and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

•

Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund, and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds owned by the High Yield bond Fund are downgraded in credit rating or go into default.

•

Real Estate Investment Trust Risk: The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

•

Commodities-based Exchange Traded Funds: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund's risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund's entire ETF investment could be lost.

•

Treasury-Inflation Protected Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

•

Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

3.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity and bond funds and who wish to allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 (1))

Best Worst Quarter Quarter Jun-09 Dec-08 16.44% -24.40%
Average Annual Total Returns (for periods ending on December 31, 2010)
Average Annual Total Returns - Timothy Strategic Growth Fund Timothy Strategic Growth Fund		1 Year	3 Year	5 Year	10 Year	Since Inception
Class A		14.54%	(3.99%)	1.54%	0.46%
Class A Return before taxes with sales load	[1]	8.24%	(5.78%)	0.40%	(0.11%)
Class A Return after taxes on distributions	[2]	8.20%	(6.48%)	(0.69%)	(0.67%)
Class A Return after taxes on distributions and sale of shares	[2]	5.36%	(5.17%)	0.14%	(0.20%)
Class A DJ Global Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)	[3]	16.58%	0.76%	5.00%	5.93%
Class C		13.95%	(4.70%)	0.79%		2.22%
Class C Return before taxes with sales load	[1]	12.95%	(4.70%)	0.79%		2.22%
Class C Return after taxes on distributions	[2]	12.95%	(5.32%)	(0.18%)		1.47%
Class C Return after taxes on distributions and sale of shares	[2]	8.41%	(4.20%)	0.58%		1.82%
Class C DJ Global Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)	[3]	16.58%	0.76%	5.00%		6.86%
[1]	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[3]	The Russell Mid Cap Growth Index is a widely recognized, unmanaged index of Mid Capitalization growth companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Conservative Growth Fund
CLASS A: TCGAX	|	CLASS C: TCVCX

INVESTMENT OBJECTIVE
The investment objective of the Fund is to generate moderate levels of long-term capital growth.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Timothy Conservative Growth Fund Timothy Conservative Growth Fund		Class A	Class C
Maximum sales charge (load) imposed on purchases (as % of offering price)		5.50%	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	[1]	none	1.00%
Redemption fees		none	none
Exchange fees		none	none
[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - Timothy Conservative Growth Fund Timothy Conservative Growth Fund		Class A	Class C
Management Fee		0.65%	0.65%
Distribution/Service(12b-1 Fees)		none	0.75%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)		0.48%	0.48%
Fees and Expenses of Acquired Funds		1.46%	1.46%
Total Annual Fund Operating Expenses	[1]	2.59%	3.34%
[1]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.

Example:

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Timothy Conservative Growth Fund Timothy Conservative Growth Fund (USD $)	Class A	Class C
1 Year	807	452
3 Years	1,346	1,080
5 Years	1,940	1,885
10 Years	3,705	4,275

~ http://www.timothyplan.com/role/ScheduleExpenseExampleNoRedemptionTransposedTimothyConservativeGrowthFund row period compact * row dei_LegalEntityAxis compact timothy_S000004485Member row rr_ProspectusShareClassAxis compact * column primary compact * ~

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 30.89% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund's Net Assets Invested in Traditional Fund
Small Cap Value Fund	0 - 10%
Large/Mid Cap Value Fund	10 - 20%
Large/Mid Cap Growth Fund	5 - 15%
Aggressive Growth Fund	0 - 5%
High Yield Bond Fund	5 - 15%
Fixed Income Fund	20 - 40%
International Fund	5 - 15%
Defensive Strategies Fund	10 - 30%

Timothy Partners, Ltd. ("TPL") will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund's investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

PRINCIPAL RISKS
1.	General Risk | As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk | The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

•

Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

•

Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•

Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•

Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•

Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

•

Growth Risk: The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio managers' perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

•

Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

•	Sector Risk: If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

•

Foreign Risk: The Fund's investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

•

Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities.

•

High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade by one or more NRSROs ("high yield securities") may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher- rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund's ability to buy or sell optimal quantities of high yield securities at desired prices.

•

Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund, and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

•

Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund, and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds owned by the High Yield bond Fund are downgraded in credit rating or go into default.

•

Real Estate Investment Trust Risk: The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

•

Commodities-based Exchange Traded Funds: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund's risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund's entire ETF investment could be lost.

•

Treasury-Inflation Protected Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

•

Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

3.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

PAST PERFORMANCE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 )

Best Worst Quarter Quarter Jun-09 Dec-08 12.63% -17.02
Average Annual Total Returns (for periods ending on December 31, 2010)
Average Annual Total Returns - Timothy Conservative Growth Fund Timothy Conservative Growth Fund		1 Year	3 Year	5 Year	10 Year	Since Inception
Class A		11.57%	(1.02%)	3.01%	2.57%
Class A Return before taxes with sales load	[1]	5.43%	(2.86%)	1.85%	2.00%
Class A Return after taxes on distributions	[2]	5.12%	(3.57%)	0.64%	1.35%
Class A Return after taxes on distributions and sale of shares	[2]	3.53%	(2.76%)	1.22%	1.52%
Class A Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	[3]	13.84%	1.98%	5.09%	6.01%
Class C		10.88%	(1.69%)	2.29%		3.03%
Class C Return before taxes with sales load	[1]	9.88%	(1.69%)	2.29%		3.03%
Class C Return after taxes on distributions	[2]	9.60%	(2.31%)	1.21%		2.20%
Class C Return after taxes on distributions and sale of shares	[2]	6.42%	(1.71%)	1.70%		2.41%
Class C Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)	[3]	13.84%	1.98%	5.09%		6.28%
[1]	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[3]	The DJ Global Moderate Portfolio Index is a widely recognized, measure of portfolios with similar levels of risk. The Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	TIMOTHY PLAN
Central Index Key	dei_EntityCentralIndexKey	0000916490
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
Prospectus Date	rr_ProspectusDate	Jan 31, 2011
Timothy Aggressive Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.78%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[2]
1 Year	rr_ExpenseExampleYear01	737
3 Years	rr_ExpenseExampleYear03	1,131
5 Years	rr_ExpenseExampleYear05	1,565
10 Years	rr_ExpenseExampleYear10	2,856
Annual Return 2001	rr_AnnualReturn2001	(20.84%)
Annual Return 2002	rr_AnnualReturn2002	(31.01%)
Annual Return 2003	rr_AnnualReturn2003	39.04%
Annual Return 2004	rr_AnnualReturn2004	9.62%
Annual Return 2005	rr_AnnualReturn2005	8.73%
Annual Return 2006	rr_AnnualReturn2006	7.50%
Annual Return 2007	rr_AnnualReturn2007	7.66%
Annual Return 2008	rr_AnnualReturn2008	(45.27%)
Annual Return 2009	rr_AnnualReturn2009	30.46%
Annual Return 2010	rr_AnnualReturn2010	27.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.84%)
1 Year	rr_AverageAnnualReturnYear01	27.89%
3 Year	timothy_AverageAnnualReturnYear03	(2.94%)
5 Year	rr_AverageAnnualReturnYear05	1.11%
10 Year	rr_AverageAnnualReturnYear10	(0.44%)
Timothy Aggressive Growth Fund | Class A | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.86%	[3]
3 Year	timothy_AverageAnnualReturnYear03	(4.75%)	[3]
5 Year	rr_AverageAnnualReturnYear05	(0.03%)	[3]
10 Year	rr_AverageAnnualReturnYear10	(1.01%)	[3]
Timothy Aggressive Growth Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.86%	[4]
3 Year	timothy_AverageAnnualReturnYear03	(4.76%)	[4]
5 Year	rr_AverageAnnualReturnYear05	(0.68%)	[4]
10 Year	rr_AverageAnnualReturnYear10	(1.37%)	[4]
Timothy Aggressive Growth Fund | Class A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.56%	[4]
3 Year	timothy_AverageAnnualReturnYear03	(4.01%)	[4]
5 Year	rr_AverageAnnualReturnYear05	none	[4]
10 Year	rr_AverageAnnualReturnYear10	(0.84%)	[4]
Timothy Aggressive Growth Fund | Class A | Russell Mid Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%	[5]
3 Year	timothy_AverageAnnualReturnYear03	0.97%	[5]
5 Year	rr_AverageAnnualReturnYear05	4.88%	[5]
10 Year	rr_AverageAnnualReturnYear10	3.65%	[5]
Timothy Aggressive Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.78%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.63%	[2]
1 Year	rr_ExpenseExampleYear01	378
3 Years	rr_ExpenseExampleYear03	855
5 Years	rr_ExpenseExampleYear05	1,493
10 Years	rr_ExpenseExampleYear10	3,389
1 Year	rr_ExpenseExampleNoRedemptionYear01	276
3 Years	rr_ExpenseExampleNoRedemptionYear03	855
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,493
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,389
1 Year	rr_AverageAnnualReturnYear01	26.79%
3 Year	timothy_AverageAnnualReturnYear03	(3.64%)
5 Year	rr_AverageAnnualReturnYear05	0.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%
Timothy Aggressive Growth Fund | Class C | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.79%	[3]
3 Year	timothy_AverageAnnualReturnYear03	(3.64%)	[3]
5 Year	rr_AverageAnnualReturnYear05	0.39%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.53%	[3]
Timothy Aggressive Growth Fund | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.79%	[4]
3 Year	timothy_AverageAnnualReturnYear03	(3.66%)	[4]
5 Year	rr_AverageAnnualReturnYear05	(0.31%)	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	1.97%	[4]
Timothy Aggressive Growth Fund | Class C | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.76%	[4]
3 Year	timothy_AverageAnnualReturnYear03	(3.08%)	[4]
5 Year	rr_AverageAnnualReturnYear05	0.37%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%	[4]
Timothy Aggressive Growth Fund | Class C | Russell Mid Cap Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.38%	[5]
3 Year	timothy_AverageAnnualReturnYear03	0.97%	[5]
5 Year	rr_AverageAnnualReturnYear05	4.88%	[5]
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%	[5]
Timothy Aggressive Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Aggressive Growth Fund
CLASS A: TAAGX	|	CLASS C: TCAGX

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 88.96% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	88.96%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•	This Fund seeks to achieve its investment strategy by normally investing at least 80% of the Fund's total assets in U.S. common stocks without regard to market capitalizations.

•

This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•

The Fund invests its assets in the securities of a limited number of companies, which the Fund's Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

4.	Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

6.	Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio managers' perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

7.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept significant amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 )
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Worst Quarter Quarter Jun-30 Dec-08 20.22% -28.84
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Timothy Plan International Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[6]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.49%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.75%	[7]
1 Year	rr_ExpenseExampleYear01	723
3 Years	rr_ExpenseExampleYear03	1,088
5 Years	rr_ExpenseExampleYear05	1,490
10 Years	rr_ExpenseExampleYear10	2,687
Annual Return 2008	rr_AnnualReturn2008	(45.38%)
Annual Return 2009	rr_AnnualReturn2009	33.88%
Annual Return 2010	rr_AnnualReturn2010	7.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.29%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.68%)
1 Year	rr_AverageAnnualReturnYear01	7.23%
3 Year	timothy_AverageAnnualReturnYear03	(7.85%)
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(3.90%)
Timothy Plan International Fund | Class A | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.33%	[8]
3 Year	timothy_AverageAnnualReturnYear03	(9.57%)	[8]
5 Year	rr_AverageAnnualReturnYear05		[8]
10 Year	rr_AverageAnnualReturnYear10		[8]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.38%)	[8]
Timothy Plan International Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.14%	[9]
3 Year	timothy_AverageAnnualReturnYear03	(9.93%)	[9]
5 Year	rr_AverageAnnualReturnYear05		[9]
10 Year	rr_AverageAnnualReturnYear10		[9]
Since Inception	rr_AverageAnnualReturnSinceInception	(5.71%)	[9]
Timothy Plan International Fund | Class A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.86%	[9]
3 Year	timothy_AverageAnnualReturnYear03	(8.22%)	[9]
5 Year	rr_AverageAnnualReturnYear05		[9]
10 Year	rr_AverageAnnualReturnYear10		[9]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.72%)	[9]
Timothy Plan International Fund | Class A | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.44%	[10]
3 Year	timothy_AverageAnnualReturnYear03	(6.58%)	[10]
5 Year	rr_AverageAnnualReturnYear05		[10]
10 Year	rr_AverageAnnualReturnYear10		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.78%)	[10]
Timothy Plan International Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.00%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.49%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.50%	[7]
1 Year	rr_ExpenseExampleYear01	364
3 Years	rr_ExpenseExampleYear03	810
5 Years	rr_ExpenseExampleYear05	1,415
10 Years	rr_ExpenseExampleYear10	3,213
1 Year	rr_ExpenseExampleNoRedemptionYear01	261
3 Years	rr_ExpenseExampleNoRedemptionYear03	810
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,415
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,213
1 Year	rr_AverageAnnualReturnYear01	6.47%
3 Year	timothy_AverageAnnualReturnYear03	(8.53%)
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	(4.67%)
Timothy Plan International Fund | Class C | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.47%	[8]
3 Year	timothy_AverageAnnualReturnYear03	(8.53%)	[8]
5 Year	rr_AverageAnnualReturnYear05		[8]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.67%)	[8]
Timothy Plan International Fund | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.34%	[9]
3 Year	timothy_AverageAnnualReturnYear03	(8.81%)	[9]
5 Year	rr_AverageAnnualReturnYear05		[9]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.90%)	[9]
Timothy Plan International Fund | Class C | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.55%	[9]
3 Year	timothy_AverageAnnualReturnYear03	(7.31%)	[9]
5 Year	rr_AverageAnnualReturnYear05		[9]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.07%)	[9]
Timothy Plan International Fund | Class C | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.44%	[10]
3 Year	timothy_AverageAnnualReturnYear03	(6.58%)	[10]
5 Year	rr_AverageAnnualReturnYear05		[10]
Since Inception	rr_AverageAnnualReturnSinceInception	(4.78%)	[10]
Timothy Plan International Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Fund
CLASS A: TPIAX	|	CLASS C: TPICX

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 40.51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.51%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•

This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund's total assets in the securities of foreign companies through the purchase of American Depository Receipts (ADRs), without regard to market capitalizations.

•

This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•

The invests its assets in the ADRs of companies which the Fund's Investment Manager believes show a high probability for superior growth. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

•	Allocating investments across countries and regions at the Manager's discretion.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Foreign Risk | The Fund's investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

4.	Issuer-Specific Changes | The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

5.	Currency Risk | Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities.

6.

Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

7.	Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

8.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

9.	Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio managers' perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

10.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the international stock markets and who are willing to accept significant amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 )
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Worst Quarter Quarter Jun-09 Dec-08 19.29% -37.68%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Timothy Large/Mip-Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.56%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%	[2]
1 Year	rr_ExpenseExampleYear01	715
3 Years	rr_ExpenseExampleYear03	1,063
5 Years	rr_ExpenseExampleYear05	1,448
10 Years	rr_ExpenseExampleYear10	2,590
Annual Return 2001	rr_AnnualReturn2001	(22.80%)
Annual Return 2002	rr_AnnualReturn2002	(29.40%)
Annual Return 2003	rr_AnnualReturn2003	20.04%
Annual Return 2004	rr_AnnualReturn2004	8.43%
Annual Return 2005	rr_AnnualReturn2005	3.44%
Annual Return 2006	rr_AnnualReturn2006	4.77%
Annual Return 2007	rr_AnnualReturn2007	5.09%
Annual Return 2008	rr_AnnualReturn2008	(36.30%)
Annual Return 2009	rr_AnnualReturn2009	31.74%
Annual Return 2010	rr_AnnualReturn2010	17.50%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.48%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.07%)
1 Year	rr_AverageAnnualReturnYear01	17.50%
3 Year	timothy_AverageAnnualReturnYear03	(0.47%)
5 Year	rr_AverageAnnualReturnYear05	1.66%
10 Year	rr_AverageAnnualReturnYear10	(2.24%)
Timothy Large/Mip-Cap Growth Fund | Class A | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.04%	[11]
3 Year	timothy_AverageAnnualReturnYear03	(2.33%)	[11]
5 Year	rr_AverageAnnualReturnYear05	0.51%	[11]
10 Year	rr_AverageAnnualReturnYear10	(2.79%)	[11]
Timothy Large/Mip-Cap Growth Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.04%	[12]
3 Year	timothy_AverageAnnualReturnYear03	(2.34%)	[12]
5 Year	rr_AverageAnnualReturnYear05	0.17%	[12]
10 Year	rr_AverageAnnualReturnYear10	(2.96%)	[12]
Timothy Large/Mip-Cap Growth Fund | Class A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.18%	[12]
3 Year	timothy_AverageAnnualReturnYear03	(1.97%)	[12]
5 Year	rr_AverageAnnualReturnYear05	0.39%	[12]
10 Year	rr_AverageAnnualReturnYear10	(2.35%)	[12]
Timothy Large/Mip-Cap Growth Fund | Class A | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%	[13]
3 Year	timothy_AverageAnnualReturnYear03	(0.47%)	[13]
5 Year	rr_AverageAnnualReturnYear05	3.75%	[13]
10 Year	rr_AverageAnnualReturnYear10	0.02%	[13]
Timothy Large/Mip-Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.56%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%	[2]
1 Year	rr_ExpenseExampleYear01	356
3 Years	rr_ExpenseExampleYear03	785
5 Years	rr_ExpenseExampleYear05	1,371
10 Years	rr_ExpenseExampleYear10	3,112
1 Year	rr_ExpenseExampleNoRedemptionYear01	253
3 Years	rr_ExpenseExampleNoRedemptionYear03	785
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,371
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,112
1 Year	rr_AverageAnnualReturnYear01	16.76%
3 Year	timothy_AverageAnnualReturnYear03	(1.17%)
5 Year	rr_AverageAnnualReturnYear05	0.87%
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Timothy Large/Mip-Cap Growth Fund | Class C | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.76%	[11]
3 Year	timothy_AverageAnnualReturnYear03	(1.17%)	[11]
5 Year	rr_AverageAnnualReturnYear05	0.87%	[11]
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%	[11]
Timothy Large/Mip-Cap Growth Fund | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.76%	[12]
3 Year	timothy_AverageAnnualReturnYear03	(1.18%)	[12]
5 Year	rr_AverageAnnualReturnYear05	0.50%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	1.43%	[12]
Timothy Large/Mip-Cap Growth Fund | Class C | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.24%	[12]
3 Year	timothy_AverageAnnualReturnYear03	(1.00%)	[12]
5 Year	rr_AverageAnnualReturnYear05	0.69%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	1.42%	[12]
Timothy Large/Mip-Cap Growth Fund | Class C | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.71%	[13]
3 Year	timothy_AverageAnnualReturnYear03	(0.47%)	[13]
5 Year	rr_AverageAnnualReturnYear05	3.75%	[13]
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%	[13]
Timothy Large/Mip-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading

Large/Mid Cap Growth Fund

CLASS A: TLGAX	|	CLASS C: TLGCX

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 77.68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	77.68%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•

The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund's total assets in larger U.S. stocks. Larger stocks refer to the common stock of companies whose total market capitalization is generally greater than  $2 billion. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective.

•

This Fund invests using a growth investing style. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue, earnings, cash flow, or other similar criteria. These stocks typically have low dividend yields and above-average prices in relation to such measures as earnings and book value. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•

The Fund normally invests in a portfolio of securities which includes a broadly diversified number of common stocks that the Fund's Investment Manager believes show a high probability of superior prospects for above average growth. The Fund's Investment Manager chooses these securities using a "bottom up" approach of extensively analyzing the financial, management and overall economic conditions of each potential investment. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

4.	Growth Risk | The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio managers' perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

5.	Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

6.	Mid-Sized Company Investing Risk | Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

7.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the domestic stock markets and who are willing to accept moderate amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 )
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Worst Quarter Quarter Dec-01 Mar-01 16.48% -24.07%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Timothy Small-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[14]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.49%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[15]
1 Year	rr_ExpenseExampleYear01	708
3 Years	rr_ExpenseExampleYear03	1,042
5 Years	rr_ExpenseExampleYear05	1,410
10 Years	rr_ExpenseExampleYear10	2,505
Annual Return 2001	rr_AnnualReturn2001	9.66%
Annual Return 2002	rr_AnnualReturn2002	(19.25%)
Annual Return 2003	rr_AnnualReturn2003	38.81%
Annual Return 2004	rr_AnnualReturn2004	11.60%
Annual Return 2005	rr_AnnualReturn2005	(1.01%)
Annual Return 2006	rr_AnnualReturn2006	19.69%
Annual Return 2007	rr_AnnualReturn2007	2.87%
Annual Return 2008	rr_AnnualReturn2008	(32.50%)
Annual Return 2009	rr_AnnualReturn2009	20.05%
Annual Return 2010	rr_AnnualReturn2010	24.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.99%)
1 Year	rr_AverageAnnualReturnYear01	24.20%
3 Year	timothy_AverageAnnualReturnYear03	0.22%
5 Year	rr_AverageAnnualReturnYear05	4.37%
10 Year	rr_AverageAnnualReturnYear10	5.33%
Timothy Small-Cap Value Fund | Class A | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.37%	[16]
3 Year	timothy_AverageAnnualReturnYear03	(1.66%)	[16]
5 Year	rr_AverageAnnualReturnYear05	3.19%	[16]
10 Year	rr_AverageAnnualReturnYear10	4.74%	[16]
Timothy Small-Cap Value Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.37%	[17]
3 Year	timothy_AverageAnnualReturnYear03	(1.76%)	[17]
5 Year	rr_AverageAnnualReturnYear05	1.58%	[17]
10 Year	rr_AverageAnnualReturnYear10	3.70%	[17]
Timothy Small-Cap Value Fund | Class A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.29%	[17]
3 Year	timothy_AverageAnnualReturnYear03	(1.47%)	[17]
5 Year	rr_AverageAnnualReturnYear05	2.11%	[17]
10 Year	rr_AverageAnnualReturnYear10	3.74%	[17]
Timothy Small-Cap Value Fund | Class A | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%	[18]
3 Year	timothy_AverageAnnualReturnYear03	2.22%	[18]
5 Year	rr_AverageAnnualReturnYear05	4.47%	[18]
10 Year	rr_AverageAnnualReturnYear10	6.33%	[18]
Timothy Small-Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[14]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.49%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%	[15]
1 Year	rr_ExpenseExampleYear01	348
3 Years	rr_ExpenseExampleYear03	762
5 Years	rr_ExpenseExampleYear05	1,332
10 Years	rr_ExpenseExampleYear10	3,024
1 Year	rr_ExpenseExampleNoRedemptionYear01	246
3 Years	rr_ExpenseExampleNoRedemptionYear03	762
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,332
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,024
1 Year	rr_AverageAnnualReturnYear01	23.26%
3 Year	timothy_AverageAnnualReturnYear03	(0.53%)
5 Year	rr_AverageAnnualReturnYear05	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
Timothy Small-Cap Value Fund | Class C | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.26%	[16]
3 Year	timothy_AverageAnnualReturnYear03	(0.53%)	[16]
5 Year	rr_AverageAnnualReturnYear05	3.61%	[16]
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%	[16]
Timothy Small-Cap Value Fund | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.26%	[17]
3 Year	timothy_AverageAnnualReturnYear03	(0.64%)	[17]
5 Year	rr_AverageAnnualReturnYear05	1.89%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%	[17]
Timothy Small-Cap Value Fund | Class C | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.82%	[17]
3 Year	timothy_AverageAnnualReturnYear03	(0.52%)	[17]
5 Year	rr_AverageAnnualReturnYear05	2.47%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	2.45%	[17]
Timothy Small-Cap Value Fund | Class C | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.86%	[18]
3 Year	timothy_AverageAnnualReturnYear03	2.22%	[18]
5 Year	rr_AverageAnnualReturnYear05	4.47%	[18]
Since Inception	rr_AverageAnnualReturnSinceInception	5.83%	[18]
Timothy Small-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Small Cap Value Fund
CLASS A: TPLNX	|	CLASS C: TSVCX

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 64.37% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	64.37%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•

The Fund seeks to achieve its investment objective by primarily investing at least 80% of the Fund's total assets in U.S. Small Cap stocks. Small Cap stocks refer to the common stock of smaller companies — companies whose total market capitalization is less than  $2 billion. This Fund invests using a value style investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•

In determining whether to invest in a particular company, the Fund's Investment Manager focuses on a number of different attributes of the company, including the company's market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management and a number of other factors. Analyzing companies in this manner is known as a "bottom up" approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

•

The Fund may invest in equity securities of foreign issuers in the form of American Depositary Receipts (ADRs). ADRs are certificates held in trust by a U.S. bank or trust company evidencing ownership of shares of foreign-based issuers, and are an alternative to purchasing foreign securities in their national market and currency.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Smaller Company Investing Risk | Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

4.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

5.	Foreign Risk | The Fund's investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. There is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities.

6.	Value Investing Risk | Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

7.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Worst Quarter Quarter Jun-03 Dec-08 20.35% -26.99%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Timothy Large/Mip-Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[19]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.48%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.59%	[7]
1 Year	rr_ExpenseExampleYear01	707
3 Years	rr_ExpenseExampleYear03	1,039
5 Years	rr_ExpenseExampleYear05	1,405
10 Years	rr_ExpenseExampleYear10	2,493
Annual Return 2001	rr_AnnualReturn2001	0.33%
Annual Return 2002	rr_AnnualReturn2002	(15.88%)
Annual Return 2003	rr_AnnualReturn2003	27.99%
Annual Return 2004	rr_AnnualReturn2004	8.75%
Annual Return 2005	rr_AnnualReturn2005	19.42%
Annual Return 2006	rr_AnnualReturn2006	18.41%
Annual Return 2007	rr_AnnualReturn2007	17.02%
Annual Return 2008	rr_AnnualReturn2008	(40.05%)
Annual Return 2009	rr_AnnualReturn2009	22.19%
Annual Return 2010	rr_AnnualReturn2010	20.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.81%)
1 Year	rr_AverageAnnualReturnYear01	20.22%
3 Year	timothy_AverageAnnualReturnYear03	(4.15%)
5 Year	rr_AverageAnnualReturnYear05	4.06%
10 Year	rr_AverageAnnualReturnYear10	5.52%
Timothy Large/Mip-Cap Value Fund | Class A | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.61%	[20]
3 Year	timothy_AverageAnnualReturnYear03	(5.94%)	[20]
5 Year	rr_AverageAnnualReturnYear05	2.89%	[20]
10 Year	rr_AverageAnnualReturnYear10	4.93%	[20]
Timothy Large/Mip-Cap Value Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.49%	[21]
3 Year	timothy_AverageAnnualReturnYear03	(6.18%)	[21]
5 Year	rr_AverageAnnualReturnYear05	2.05%	[21]
10 Year	rr_AverageAnnualReturnYear10	4.26%	[21]
Timothy Large/Mip-Cap Value Fund | Class A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.84%	[21]
3 Year	timothy_AverageAnnualReturnYear03	(5.14%)	[21]
5 Year	rr_AverageAnnualReturnYear05	2.17%	[21]
10 Year	rr_AverageAnnualReturnYear10	4.10%	[21]
Timothy Large/Mip-Cap Value Fund | Class A | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.09%	[22]
3 Year	timothy_AverageAnnualReturnYear03	(2.84%)	[22]
5 Year	rr_AverageAnnualReturnYear05	2.29%	[22]
10 Year	rr_AverageAnnualReturnYear10	1.41%	[22]
Timothy Large/Mip-Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[19]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.48%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.34%	[7]
1 Year	rr_ExpenseExampleYear01	347
3 Years	rr_ExpenseExampleYear03	759
5 Years	rr_ExpenseExampleYear05	1,326
10 Years	rr_ExpenseExampleYear10	3,011
1 Year	rr_ExpenseExampleNoRedemptionYear01	245
3 Years	rr_ExpenseExampleNoRedemptionYear03	759
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,326
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,011
1 Year	rr_AverageAnnualReturnYear01	19.39%
3 Year	timothy_AverageAnnualReturnYear03	(4.86%)
5 Year	rr_AverageAnnualReturnYear05	3.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
Timothy Large/Mip-Cap Value Fund | Class C | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.39%	[20]
3 Year	timothy_AverageAnnualReturnYear03	(4.86%)	[20]
5 Year	rr_AverageAnnualReturnYear05	3.30%	[20]
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%	[20]
Timothy Large/Mip-Cap Value Fund | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.33%	[21]
3 Year	timothy_AverageAnnualReturnYear03	(5.07%)	[21]
5 Year	rr_AverageAnnualReturnYear05	2.52%	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	5.65%	[21]
Timothy Large/Mip-Cap Value Fund | Class C | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.95%	[21]
3 Year	timothy_AverageAnnualReturnYear03	(4.21%)	[21]
5 Year	rr_AverageAnnualReturnYear05	2.59%	[21]
Since Inception	rr_AverageAnnualReturnSinceInception	5.55%	[21]
Timothy Large/Mip-Cap Value Fund | Class C | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.09%	[22]
3 Year	timothy_AverageAnnualReturnYear03	(2.84%)	[22]
5 Year	rr_AverageAnnualReturnYear05	2.29%	[22]
Since Inception	rr_AverageAnnualReturnSinceInception	3.56%	[22]
Timothy Large/Mip-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Large/Mid Cap Value Fund CLASS A: TLVAX | CLASS C: TLVCX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to provide you with long-term growth of capital, with a secondary objective of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 38.31% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.31%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•

The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will normally invest at least 80% of the Fund's total assets in companies whose total market capitalization exceeds  $2 billion. This Fund invests using a value style investing style. Value funds typically emphasize stocks whose prices are below average in relation to such measures as earnings and book value; these stocks often have above-average dividend yields. Growth and value stocks have historically produced similar long-term returns, though each category has periods when it outperforms the other.

•

In determining whether to invest in a particular company, the Fund's Investment Manager focuses on a number of different attributes of the company, including the company's market expertise, balance sheet, improving return on equity, price to earnings ratios, industry position and strength, management, and a number of other factors. Analyzing companies in this manner is known as a "bottom up" approach to investing. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Stock Market Risk | The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

3.	Larger Company Investing Risk | Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

4.	Mid-Sized Company Investing Risk | Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

5.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

6.	Value Investing Risk | Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

7.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in the stock market and who are willing to accept moderate amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Worst Quarter Quarter Jun-03 Dec-08 17.72% -23.81%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Timothy Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[23]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.51%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.23%	[24]
1 Year	rr_ExpenseExampleYear01	571
3 Years	rr_ExpenseExampleYear03	861
5 Years	rr_ExpenseExampleYear05	1,181
10 Years	rr_ExpenseExampleYear10	2,131
Annual Return 2001	rr_AnnualReturn2001	6.37%
Annual Return 2002	rr_AnnualReturn2002	10.32%
Annual Return 2003	rr_AnnualReturn2003	5.70%
Annual Return 2004	rr_AnnualReturn2004	3.44%
Annual Return 2005	rr_AnnualReturn2005	1.11%
Annual Return 2006	rr_AnnualReturn2006	3.11%
Annual Return 2007	rr_AnnualReturn2007	5.19%
Annual Return 2008	rr_AnnualReturn2008	(0.05%)
Annual Return 2009	rr_AnnualReturn2009	8.65%
Annual Return 2010	rr_AnnualReturn2010	5.46%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.56%)
1 Year	rr_AverageAnnualReturnYear01	5.46%
3 Year	timothy_AverageAnnualReturnYear03	4.63%
5 Year	rr_AverageAnnualReturnYear05	4.43%
10 Year	rr_AverageAnnualReturnYear10	4.89%
Timothy Fixed Income Fund | Class A | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.71%	[25]
3 Year	timothy_AverageAnnualReturnYear03	3.04%	[25]
5 Year	rr_AverageAnnualReturnYear05	3.48%	[25]
10 Year	rr_AverageAnnualReturnYear10	4.40%	[25]
Timothy Fixed Income Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.19%)	[26]
3 Year	timothy_AverageAnnualReturnYear03	1.83%	[26]
5 Year	rr_AverageAnnualReturnYear05	2.12%	[26]
10 Year	rr_AverageAnnualReturnYear10	2.97%	[26]
Timothy Fixed Income Fund | Class A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.46%	[26]
3 Year	timothy_AverageAnnualReturnYear03	1.87%	[26]
5 Year	rr_AverageAnnualReturnYear05	2.15%	[26]
10 Year	rr_AverageAnnualReturnYear10	2.91%	[26]
Timothy Fixed Income Fund | Class A | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%	[27]
3 Year	timothy_AverageAnnualReturnYear03	5.90%	[27]
5 Year	rr_AverageAnnualReturnYear05	5.80%	[27]
10 Year	rr_AverageAnnualReturnYear10	5.84%	[27]
Timothy Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[23]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.51%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.13%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.98%	[24]
1 Year	rr_ExpenseExampleYear01	310
3 Years	rr_ExpenseExampleYear03	677
5 Years	rr_ExpenseExampleYear05	1,194
10 Years	rr_ExpenseExampleYear10	2,733
1 Year	rr_ExpenseExampleNoRedemptionYear01	207
3 Years	rr_ExpenseExampleNoRedemptionYear03	677
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,194
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,733
1 Year	rr_AverageAnnualReturnYear01	4.67%
3 Year	timothy_AverageAnnualReturnYear03	3.86%
5 Year	rr_AverageAnnualReturnYear05	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%
Timothy Fixed Income Fund | Class C | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.67%	[25]
3 Year	timothy_AverageAnnualReturnYear03	3.86%	[25]
5 Year	rr_AverageAnnualReturnYear05	3.64%	[25]
Since Inception	rr_AverageAnnualReturnSinceInception	3.00%	[25]
Timothy Fixed Income Fund | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.96%	[26]
3 Year	timothy_AverageAnnualReturnYear03	2.87%	[26]
5 Year	rr_AverageAnnualReturnYear05	2.51%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%	[26]
Timothy Fixed Income Fund | Class C | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.38%	[26]
3 Year	timothy_AverageAnnualReturnYear03	2.71%	[26]
5 Year	rr_AverageAnnualReturnYear05	2.44%	[26]
Since Inception	rr_AverageAnnualReturnSinceInception	1.89%	[26]
Timothy Fixed Income Fund | Class C | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.54%	[27]
3 Year	timothy_AverageAnnualReturnYear03	5.90%	[27]
5 Year	rr_AverageAnnualReturnYear05	5.80%	[27]
Since Inception	rr_AverageAnnualReturnSinceInception	5.02%	[27]
Timothy Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fixed Income Fund
CLASS A: TFIAX	|	CLASS C: TFICX

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to generate a high level of current income consistent with prudent investment risk.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 25.68% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.68%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•

To achieve its goal, the Fund normally invests in a diversified portfolio of corporate bonds, U.S. government and agency securities, convertible securities and preferred securities. The Investment Manager will only purchase securities for the Fund that are investment grade, with a rating of at least "BBB" as rated by Standard & Poor's or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund's Investment Manager has determined that the security is of comparable credit quality to similar rated securities. The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities. This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

•

In managing its portfolio, the Fund' s Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3.	Credit Risk | The Fund could lose money if any bonds it owns are downgraded in credit rating or go into default. For this reason, the Fund will only invest in investment-grade bonds. The degree of risk for a particular security may not be reflected in its credit rating. Bonds rated at the time of purchase BBB by Standard & Poor's or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

4.	Sector Risk | If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

5.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

6.	Who Should Buy This Fund | The Fund is most appropriate for investors who want a high level of current income and are willing to accept a minor degree of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 )
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Worst Quarter Quarter Sep-02 Dec-10 5.98% -1.56%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Timothy Plan High Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.58%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.44%	[7]
1 Year	rr_ExpenseExampleYear01	593
3 Years	rr_ExpenseExampleYear03	898
5 Years	rr_ExpenseExampleYear05	1,233
10 Years	rr_ExpenseExampleYear10	2,230
Annual Return 2008	rr_AnnualReturn2008	(29.55%)
Annual Return 2009	rr_AnnualReturn2009	53.17%
Annual Return 2010	rr_AnnualReturn2010	11.67%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.94%)
1 Year	rr_AverageAnnualReturnYear01	11.67%
3 Year	timothy_AverageAnnualReturnYear03	6.41%
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	4.91%
Timothy Plan High Yield Bond Fund | Class A | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.65%	[28]
3 Year	timothy_AverageAnnualReturnYear03	4.79%	[28]
5 Year	rr_AverageAnnualReturnYear05		[28]
10 Year	rr_AverageAnnualReturnYear10		[28]
Since Inception	rr_AverageAnnualReturnSinceInception	3.60%	[28]
Timothy Plan High Yield Bond Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.31%	[12]
3 Year	timothy_AverageAnnualReturnYear03	2.13%	[12]
5 Year	rr_AverageAnnualReturnYear05		[12]
10 Year	rr_AverageAnnualReturnYear10		[12]
Since Inception	rr_AverageAnnualReturnSinceInception	(1.84%)	[12]
Timothy Plan High Yield Bond Fund | Class A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.24%	[12]
3 Year	timothy_AverageAnnualReturnYear03	2.42%	[12]
5 Year	rr_AverageAnnualReturnYear05		[12]
10 Year	rr_AverageAnnualReturnYear10		[12]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.96%)	[12]
Timothy Plan High Yield Bond Fund | Class A | Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.17%	[29]
3 Year	timothy_AverageAnnualReturnYear03	8.89%	[29]
5 Year	rr_AverageAnnualReturnYear05		[29]
10 Year	rr_AverageAnnualReturnYear10		[29]
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%	[29]
Timothy Plan High Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.58%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.19%	[7]
1 Year	rr_ExpenseExampleYear01	332
3 Years	rr_ExpenseExampleYear03	711
5 Years	rr_ExpenseExampleYear05	1,242
10 Years	rr_ExpenseExampleYear10	2,821
1 Year	rr_ExpenseExampleNoRedemptionYear01	229
3 Years	rr_ExpenseExampleNoRedemptionYear03	711
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,242
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,821
1 Year	rr_AverageAnnualReturnYear01	10.92%
3 Year	timothy_AverageAnnualReturnYear03	5.54%
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%
Timothy Plan High Yield Bond Fund | Class C | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.92%	[28]
3 Year	timothy_AverageAnnualReturnYear03	5.54%	[28]
5 Year	rr_AverageAnnualReturnYear05		[28]
Since Inception	rr_AverageAnnualReturnSinceInception	4.14%	[28]
Timothy Plan High Yield Bond Fund | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.77%	[12]
3 Year	timothy_AverageAnnualReturnYear03	3.16%	[12]
5 Year	rr_AverageAnnualReturnYear05		[12]
Since Inception	rr_AverageAnnualReturnSinceInception	1.94%	[12]
Timothy Plan High Yield Bond Fund | Class C | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.38%	[12]
3 Year	timothy_AverageAnnualReturnYear03	3.24%	[12]
5 Year	rr_AverageAnnualReturnYear05		[12]
Since Inception	rr_AverageAnnualReturnSinceInception	2.16%	[12]
Timothy Plan High Yield Bond Fund | Class C | Barclays Capital U.S. Corporate High-Yield Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.17%	[29]
3 Year	timothy_AverageAnnualReturnYear03	8.89%	[29]
5 Year	rr_AverageAnnualReturnYear05		[29]
Since Inception	rr_AverageAnnualReturnSinceInception	6.97%	[29]
Timothy Plan High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	High Yield Bond Fund CLASS A: TPHAX | CLASS C: TPHCX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is to generate a high level of current income.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 39.84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.84%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•

To achieve its goal, the Fund normally invests at least 80% of its total assets in a diversified portfolio of high yield fixed income securities. These include corporate bonds, convertible securities and preferred securities. The Investment Manager will generally purchase securities for the Fund that are not investment grade ("junk" bonds), meaning securities with a rating of "BB" or lower as rated by Standard & Poor's or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund's Investment Manager has determined that the security is of comparable credit quality to similar rated securities. The Fund has adopted a non-fundamental investment policy that under normal circumstances will invest at least 80% of its assets in fixed income securities. This policy may not be changed without at least 60 days prior written notice to Fund shareholders.

•

In managing its portfolio, the Fund's Investment Manager concentrates on sector analysis, industry allocation and securities selection, deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector. Companies that meet or exceed specific criteria established by the Manager in the selection process are purchased. Securities are sold when they reach internally determined pricing targets or no longer qualify under the Manager's investment criteria.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	High Yield Security Risk | Investments in fixed-income securities that are rated below investment grade ("high yield securities") by one or more NRSROs may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund's ability to buy or sell optimal quantities of high yield securities at desired prices.

3.	Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

4.	Credit Risk | High Yield securities ("junk" bonds) are subject to greater risk of loss than investment grade securities. The degree of risk for a particular security may not be reflected in its credit rating, and high yield securities may be particularly subject to this risk. Bonds rated, at the time of purchase, BB or lower by Standard & Poor's ("junk" bonds) or, unrated, but determined to be of comparable quality by the Investment Manager, are subject to greater market risk and credit risk, or loss of principal and interest, than higher-rated securities.

5.	Sector Risk | If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

6.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

7.	Who Should Buy This Fund | The Fund is most appropriate for investors who want a high level of current income and are willing to accept a significant degree of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 )
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Worst Quarter Quarter Jun-09 Dec-08 27.25% -29.94%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Timothy Money Market Fund | No-Load
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.55%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.07%)
Total Annual Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.11%	[30]
1 Year	rr_ExpenseExampleYear01	8
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	554
10 Years	rr_ExpenseExampleYear10	1,405
Annual Return 2001	rr_AnnualReturn2001	3.34%
Annual Return 2002	rr_AnnualReturn2002	0.80%
Annual Return 2003	rr_AnnualReturn2003	0.59%
Annual Return 2004	rr_AnnualReturn2004	0.97%
Annual Return 2005	rr_AnnualReturn2005	2.48%
Annual Return 2006	rr_AnnualReturn2006	4.17%
Annual Return 2007	rr_AnnualReturn2007	4.26%
Annual Return 2008	rr_AnnualReturn2008	1.82%
Annual Return 2009	rr_AnnualReturn2009	0.08%
Annual Return 2010	rr_AnnualReturn2010	0.08%
1 Year	rr_AverageAnnualReturnYear01	0.08%	[31]
3 Year	timothy_AverageAnnualReturnYear03	0.65%	[31]
5 Year	rr_AverageAnnualReturnYear05	2.06%	[31]
10 Year	rr_AverageAnnualReturnYear10	1.85%	[31]
Timothy Money Market Fund | No-Load | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01		[31]
3 Year	timothy_AverageAnnualReturnYear03		[31]
5 Year	rr_AverageAnnualReturnYear05		[31]
10 Year	rr_AverageAnnualReturnYear10		[31]
Timothy Money Market Fund | No-Load | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%	[17],[31]
3 Year	timothy_AverageAnnualReturnYear03	0.42%	[17],[31]
5 Year	rr_AverageAnnualReturnYear05	1.34%	[17],[31]
10 Year	rr_AverageAnnualReturnYear10	1.18%	[17],[31]
Timothy Money Market Fund | No-Load | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.05%	[17],[31]
3 Year	timothy_AverageAnnualReturnYear03	0.42%	[17],[31]
5 Year	rr_AverageAnnualReturnYear05	1.34%	[17],[31]
10 Year	rr_AverageAnnualReturnYear10	1.18%	[17],[31]
Timothy Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Money Market Fund
NO LOAD:	TMAXX

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of current income consistent with the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
•

The Fund invests primarily in short-term debt instruments, such as obligations of the U.S. government and its agencies, certificates of deposit, bankers acceptances, commercial paper, and short-term corporate notes. The Fund may also invest in repurchase agreements. Under normal circumstances, the Fund will not invest in any security with a maturity in excess of 397 days. The Fund also attempts to maintain a stable net asset value of  $1.00.

•

The Fund will only purchase securities that have a rating of at least "AA" by Standard & Poor's or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund's Investment Manager has determined than the security is of comparable credit quality to similar rated securities.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
1.	Money Market Risk | An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

2.	Interest Rate Risk | When interest rates rise, bond prices fall; the higher the Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

3.	Credit Risk | The Fund could lose money if its holdings are downgraded in credit rating or go into default. Accordingly, the Fund will only invest in investment-grade bonds.

4.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier that other Funds that invest in a broader array of securities.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Money Market Risk | An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 )
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

To obtain the Fund's current 7-day yield, call the Fund toll free at (800) 662-0201.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 662-0201
Timothy Plan Defensive Strategies Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.66%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%	[7]
1 Year	rr_ExpenseExampleYear01	700
3 Years	rr_ExpenseExampleYear03	1,017
5 Years	rr_ExpenseExampleYear05	1,368
10 Years	rr_ExpenseExampleYear10	2,408
Annual Return 2010	rr_AnnualReturn2010	12.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.77%)
1 Year	rr_AverageAnnualReturnYear01	12.94%
3 Year	timothy_AverageAnnualReturnYear03
5 Year	rr_AverageAnnualReturnYear05
10 Year	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	14.23%
Timothy Plan Defensive Strategies Fund | Class A | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.73%	[32]
3 Year	timothy_AverageAnnualReturnYear03		[32]
5 Year	rr_AverageAnnualReturnYear05		[32]
10 Year	rr_AverageAnnualReturnYear10		[32]
Since Inception	rr_AverageAnnualReturnSinceInception	8.77%	[32]
Timothy Plan Defensive Strategies Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.33%	[9]
3 Year	timothy_AverageAnnualReturnYear03		[9]
5 Year	rr_AverageAnnualReturnYear05		[9]
10 Year	rr_AverageAnnualReturnYear10		[9]
Since Inception	rr_AverageAnnualReturnSinceInception	7.52%	[9]
Timothy Plan Defensive Strategies Fund | Class A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.40%	[9]
3 Year	timothy_AverageAnnualReturnYear03		[9]
5 Year	rr_AverageAnnualReturnYear05		[9]
10 Year	rr_AverageAnnualReturnYear10		[9]
Since Inception	rr_AverageAnnualReturnSinceInception	6.73%	[9]
Timothy Plan Defensive Strategies Fund | Class A | DJ Moderately Conservative US Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.85%	[33]
3 Year	timothy_AverageAnnualReturnYear03		[33]
5 Year	rr_AverageAnnualReturnYear05		[33]
10 Year	rr_AverageAnnualReturnYear10		[33]
Since Inception	rr_AverageAnnualReturnSinceInception	13.38%	[33]
Timothy Plan Defensive Strategies Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.60%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.66%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%	[7]
1 Year	rr_ExpenseExampleYear01	342
3 Years	rr_ExpenseExampleYear03	743
5 Years	rr_ExpenseExampleYear05	1,298
10 Years	rr_ExpenseExampleYear10	2,948
1 Year	rr_ExpenseExampleNoRedemptionYear01	239
3 Years	rr_ExpenseExampleNoRedemptionYear03	743
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,298
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,948
1 Year	rr_AverageAnnualReturnYear01	11.98%
3 Year	timothy_AverageAnnualReturnYear03
5 Year	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	13.32%
Timothy Plan Defensive Strategies Fund | Class C | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.86%	[32]
3 Year	timothy_AverageAnnualReturnYear03		[32]
5 Year	rr_AverageAnnualReturnYear05		[32]
Since Inception	rr_AverageAnnualReturnSinceInception	13.32%	[32]
Timothy Plan Defensive Strategies Fund | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.62%	[9]
3 Year	timothy_AverageAnnualReturnYear03		[9]
5 Year	rr_AverageAnnualReturnYear05		[9]
Since Inception	rr_AverageAnnualReturnSinceInception	11.87%	[9]
Timothy Plan Defensive Strategies Fund | Class C | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.82%	[9]
3 Year	timothy_AverageAnnualReturnYear03		[9]
5 Year	rr_AverageAnnualReturnYear05		[9]
Since Inception	rr_AverageAnnualReturnSinceInception	10.50%	[9]
Timothy Plan Defensive Strategies Fund | Class C | DJ Moderately Conservative US Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.85%	[33]
3 Year	timothy_AverageAnnualReturnYear03		[33]
5 Year	rr_AverageAnnualReturnYear05		[33]
Since Inception	rr_AverageAnnualReturnSinceInception	13.38%	[33]
Timothy Plan Defensive Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Defensive Strategies Fund
CLASS A: TPDAX	|	CLASS C: TPDCX

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of this Fund is the protection of principal through aggressive, proactive reactions to prevailing economic conditions.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 41.21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.21%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To achieve its goal, the Fund will invest varying percentages of the Fund's total assets in the investment Sectors set forth below:

•

Real Estate Investment Trusts (REITs), that invest in different kinds of real estate or real estate related assets, including shopping centers, office buildings, hotels, and mortgages secured by real estate, all of which are historically sensitive to both inflation and deflation.

•

Commodities-based Exchange Traded Funds (ETFs), which trade like stocks, yet provide the opportunity to invest in inflation sensitive physical commodities and/or commodities futures markets. Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles.

•	Treasury-Inflation Protected Securities (TIPS), which coupon payments and underlying principal are automatically increased to compensate for inflation as measured by the consumer price index (CPI).

•	Cash and cash equivalents.

•

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies by taking large, small, or even no position in any one or more of the Asset Classes in attempting to respond to adverse market, economic, political, or other conditions. When the Fund takes a defensive position, the Fund's assets will be held in cash and/or cash equivalents.

•

The Fund will not invest in Excluded Securities. Excluded Securities are securities issued by any company that is involved in the production or wholesale distribution of alcohol, tobacco, or gambling equipment, gambling enterprises, or which is involved, either directly or indirectly, in abortion or pornography, or promoting anti-family entertainment or alternative lifestyles.

•

Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund's investment objective. To allow for optimal flexibility, the Fund is classified as a "non-diversified" fund, and, as such, the Fund's portfolio may include the securities of a smaller total number of issuers than if the Fund were classified as "diversified".

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

1.	General Risk | As with most other mutual funds, you can lose money by investing in this Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Real Estate Investment Trust Risk | The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

3.	Commodities-based Exchange Traded Funds | Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund's risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund's entire ETF investment could be lost.

4.	Treasury-Inflation Protected Securities Risk | Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

5.	Excluded Security Risk | Because the Fund does not invest in Excluded Securities (including certain REITs), and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

6.	Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

7.	Who Should Buy This Fund | The Fund is most appropriate for investors who seek a hedge against inflation, understand the risks of investing in each of the various asset classes, and who are willing to accept moderate amounts of volatility and risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in this Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk | Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund commenced investment operations on November 4, 2009. The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance during its first full year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance during its first full year and by comparing the Fund's performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 (1))
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Worst Quarter Quarter Sept-10 Mar-10 6.94% -0.77%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Timothy Strategic Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.46%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	1.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.74%	[34]
1 Year	rr_ExpenseExampleYear01	822
3 Years	rr_ExpenseExampleYear03	1,391
5 Years	rr_ExpenseExampleYear05	2,019
10 Years	rr_ExpenseExampleYear10	3,883
Annual Return 2001	rr_AnnualReturn2001	(11.72%)
Annual Return 2002	rr_AnnualReturn2002	(25.26%)
Annual Return 2003	rr_AnnualReturn2003	27.96%
Annual Return 2004	rr_AnnualReturn2004	8.09%
Annual Return 2005	rr_AnnualReturn2005	6.25%
Annual Return 2006	rr_AnnualReturn2006	10.41%
Annual Return 2007	rr_AnnualReturn2007	10.45%
Annual Return 2008	rr_AnnualReturn2008	(39.82%)
Annual Return 2009	rr_AnnualReturn2009	28.40%
Annual Return 2010	rr_AnnualReturn2010	14.54%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.40%)
1 Year	rr_AverageAnnualReturnYear01	14.54%
3 Year	timothy_AverageAnnualReturnYear03	(3.99%)
5 Year	rr_AverageAnnualReturnYear05	1.54%
10 Year	rr_AverageAnnualReturnYear10	0.46%
Timothy Strategic Growth Fund | Class A | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.24%	[35]
3 Year	timothy_AverageAnnualReturnYear03	(5.78%)	[35]
5 Year	rr_AverageAnnualReturnYear05	0.40%	[35]
10 Year	rr_AverageAnnualReturnYear10	(0.11%)	[35]
Timothy Strategic Growth Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.20%	[12]
3 Year	timothy_AverageAnnualReturnYear03	(6.48%)	[12]
5 Year	rr_AverageAnnualReturnYear05	(0.69%)	[12]
10 Year	rr_AverageAnnualReturnYear10	(0.67%)	[12]
Timothy Strategic Growth Fund | Class A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.36%	[12]
3 Year	timothy_AverageAnnualReturnYear03	(5.17%)	[12]
5 Year	rr_AverageAnnualReturnYear05	0.14%	[12]
10 Year	rr_AverageAnnualReturnYear10	(0.20%)	[12]
Timothy Strategic Growth Fund | Class A | DJ Global Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.58%	[36]
3 Year	timothy_AverageAnnualReturnYear03	0.76%	[36]
5 Year	rr_AverageAnnualReturnYear05	5.00%	[36]
10 Year	rr_AverageAnnualReturnYear10	5.93%	[36]
Timothy Strategic Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.46%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	1.63%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.49%	[34]
1 Year	rr_ExpenseExampleYear01	468
3 Years	rr_ExpenseExampleYear03	1,128
5 Years	rr_ExpenseExampleYear05	1,967
10 Years	rr_ExpenseExampleYear10	4,461
1 Year	rr_ExpenseExampleNoRedemptionYear01	366
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,128
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,967
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,461
1 Year	rr_AverageAnnualReturnYear01	13.95%
3 Year	timothy_AverageAnnualReturnYear03	(4.70%)
5 Year	rr_AverageAnnualReturnYear05	0.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Timothy Strategic Growth Fund | Class C | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.95%	[35]
3 Year	timothy_AverageAnnualReturnYear03	(4.70%)	[35]
5 Year	rr_AverageAnnualReturnYear05	0.79%	[35]
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%	[35]
Timothy Strategic Growth Fund | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	12.95%	[12]
3 Year	timothy_AverageAnnualReturnYear03	(5.32%)	[12]
5 Year	rr_AverageAnnualReturnYear05	(0.18%)	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	1.47%	[12]
Timothy Strategic Growth Fund | Class C | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.41%	[12]
3 Year	timothy_AverageAnnualReturnYear03	(4.20%)	[12]
5 Year	rr_AverageAnnualReturnYear05	0.58%	[12]
Since Inception	rr_AverageAnnualReturnSinceInception	1.82%	[12]
Timothy Strategic Growth Fund | Class C | DJ Global Moderately Aggressive Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.58%	[36]
3 Year	timothy_AverageAnnualReturnYear03	0.76%	[36]
5 Year	rr_AverageAnnualReturnYear05	5.00%	[36]
Since Inception	rr_AverageAnnualReturnSinceInception	6.86%	[36]
Timothy Strategic Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Strategic Growth Fund
CLASS A: TSGAX	|	CLASS C: TSGCX

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to generate medium to high levels of long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 25.36% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.36%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund's Net Assets Invested in Traditional Fund
Small Cap Value Fund	5 - 10%
Large/Mid Cap Value Fund	15 - 25%
Large/Mid Cap Growth Fund	15 - 25%
Aggressive Growth Fund	5 - 10%
High Yield Bond Fund	5 - 15%
International Fund	20 - 30%
Defensive Strategies Fund	5 - 15%

Timothy Partners, Ltd. ("TPL") will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund's investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

1.	General Risk | As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk | The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

•

Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

•

Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•

Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•

Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•

Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

•

Growth Risk: The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio managers' perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

•

Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

•	Sector Risk: If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

•

Foreign Risk: The Fund's investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

•

Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities.

•

High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade by one or more NRSROs ("high yield securities") may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund's ability to buy or sell optimal quantities of high yield securities at desired prices.

•

Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund, and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

•

Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund, and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds owned by the High Yield bond Fund are downgraded in credit rating or go into default.

•

Real Estate Investment Trust Risk: The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

•

Commodities-based Exchange Traded Funds: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund's risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund's entire ETF investment could be lost.

•

Treasury-Inflation Protected Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

•

Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

3.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in moderately- to aggressively-oriented equity and bond funds and who wish to allocate their investments among multiple funds with a single investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 (1))
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Worst Quarter Quarter Jun-09 Dec-08 16.44% -24.40%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Timothy Conservative Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none	[37]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.48%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	1.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.59%	[30]
1 Year	rr_ExpenseExampleYear01	807
3 Years	rr_ExpenseExampleYear03	1,346
5 Years	rr_ExpenseExampleYear05	1,940
10 Years	rr_ExpenseExampleYear10	3,705
Annual Return 2001	rr_AnnualReturn2001	(5.41%)
Annual Return 2002	rr_AnnualReturn2002	(13.03%)
Annual Return 2003	rr_AnnualReturn2003	20.22%
Annual Return 2004	rr_AnnualReturn2004	6.41%
Annual Return 2005	rr_AnnualReturn2005	5.56%
Annual Return 2006	rr_AnnualReturn2006	9.86%
Annual Return 2007	rr_AnnualReturn2007	8.85%
Annual Return 2008	rr_AnnualReturn2008	(28.88%)
Annual Return 2009	rr_AnnualReturn2009	22.33%
Annual Return 2010	rr_AnnualReturn2010	11.57%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.02%)
1 Year	rr_AverageAnnualReturnYear01	11.57%
3 Year	timothy_AverageAnnualReturnYear03	(1.02%)
5 Year	rr_AverageAnnualReturnYear05	3.01%
10 Year	rr_AverageAnnualReturnYear10	2.57%
Timothy Conservative Growth Fund | Class A | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.43%	[38]
3 Year	timothy_AverageAnnualReturnYear03	(2.86%)	[38]
5 Year	rr_AverageAnnualReturnYear05	1.85%	[38]
10 Year	rr_AverageAnnualReturnYear10	2.00%	[38]
Timothy Conservative Growth Fund | Class A | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.12%	[17]
3 Year	timothy_AverageAnnualReturnYear03	(3.57%)	[17]
5 Year	rr_AverageAnnualReturnYear05	0.64%	[17]
10 Year	rr_AverageAnnualReturnYear10	1.35%	[17]
Timothy Conservative Growth Fund | Class A | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.53%	[17]
3 Year	timothy_AverageAnnualReturnYear03	(2.76%)	[17]
5 Year	rr_AverageAnnualReturnYear05	1.22%	[17]
10 Year	rr_AverageAnnualReturnYear10	1.52%	[17]
Timothy Conservative Growth Fund | Class A | Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.84%	[39]
3 Year	timothy_AverageAnnualReturnYear03	1.98%	[39]
5 Year	rr_AverageAnnualReturnYear05	5.09%	[39]
10 Year	rr_AverageAnnualReturnYear10	6.01%	[39]
Timothy Conservative Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[37]
Redemption fees	rr_RedemptionFeeOverRedemption	none
Exchange fees	rr_ExchangeFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution/Service(12b-1 Fees)	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses (including administrative fees, transfer agency fees, and all other ordinary operating expenses not listed above)	rr_OtherExpensesOverAssets	0.48%
Fees and Expenses of Acquired Funds	rr_AcquiredFundFeesAndExpensesOverAssets	1.46%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.34%	[30]
1 Year	rr_ExpenseExampleYear01	452
3 Years	rr_ExpenseExampleYear03	1,080
5 Years	rr_ExpenseExampleYear05	1,885
10 Years	rr_ExpenseExampleYear10	4,275
1 Year	rr_AverageAnnualReturnYear01	10.88%
3 Year	timothy_AverageAnnualReturnYear03	(1.69%)
5 Year	rr_AverageAnnualReturnYear05	2.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%
Timothy Conservative Growth Fund | Class C | Return before taxes with sales load
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.88%	[38]
3 Year	timothy_AverageAnnualReturnYear03	(1.69%)	[38]
5 Year	rr_AverageAnnualReturnYear05	2.29%	[38]
Since Inception	rr_AverageAnnualReturnSinceInception	3.03%	[38]
Timothy Conservative Growth Fund | Class C | Return after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.60%	[17]
3 Year	timothy_AverageAnnualReturnYear03	(2.31%)	[17]
5 Year	rr_AverageAnnualReturnYear05	1.21%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	2.20%	[17]
Timothy Conservative Growth Fund | Class C | Return after taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.42%	[17]
3 Year	timothy_AverageAnnualReturnYear03	(1.71%)	[17]
5 Year	rr_AverageAnnualReturnYear05	1.70%	[17]
Since Inception	rr_AverageAnnualReturnSinceInception	2.41%	[17]
Timothy Conservative Growth Fund | Class C | Dow Jones Global Moderate Portfolio Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.84%	[39]
3 Year	timothy_AverageAnnualReturnYear03	1.98%	[39]
5 Year	rr_AverageAnnualReturnYear05	5.09%	[39]
Since Inception	rr_AverageAnnualReturnSinceInception	6.28%	[39]
Timothy Conservative Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Conservative Growth Fund
CLASS A: TCGAX	|	CLASS C: TCVCX

Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to generate moderate levels of long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least  $50,000 in Timothy Plan Funds. More information about these and other discounts is available from your financial professional and in "How to Reduce Your Sales Charge" on page 64 of the prospectus and "Purchase, Redemption and Pricing of Shares" on page 28 of the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recent fiscal year, the Fund's portfolio turnover rate was 30.89% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.89%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Timothy Plan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally will invest at least 75% of its total assets in the following Traditional Funds according to the following approximate range of percentages:

Timothy Plan Traditional Fund	% of Fund's Net Assets Invested in Traditional Fund
Small Cap Value Fund	0 - 10%
Large/Mid Cap Value Fund	10 - 20%
Large/Mid Cap Growth Fund	5 - 15%
Aggressive Growth Fund	0 - 5%
High Yield Bond Fund	5 - 15%
Fixed Income Fund	20 - 40%
International Fund	5 - 15%
Defensive Strategies Fund	10 - 30%

Timothy Partners, Ltd. ("TPL") will determine the specific asset allocation program on a continuous basis, based on its forecast of the overall market. On each day that the Fund is open for business, TPL will review the asset allocation program and reallocate, as necessary, for any new funds invested in the Fund. The Advisor also will reallocate the Fund's investments in the Traditional Funds at the end of each fiscal quarter to maintain the asset allocation program.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
1.	General Risk | As with most other mutual funds, you can lose money by investing in the Fund. Share prices fluctuate from day to day, and when you sell your shares, they may be worth less than you paid for them.

2.	Portfolio Risk | The Fund is indirectly subject to the following risks that are inherent in the Traditional Funds in which the Fund invests:

•

Stock Market Risk: The Fund is an equity fund, so it is subject to the risks inherent in the stock market in general. The stock market is cyclical, with prices generally rising and falling over periods of time. Some of these price cycles can be pronounced and last for a long time.

•

Larger Company Investing Risk: Larger, more established companies may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Also, larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

•

Mid-size Company Investing Risk: Investing in mid-sized companies often involves greater risk than investing in larger companies. Mid-sized companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of mid-sized companies, therefore, tend to be more volatile than the securities of larger, more established companies. Mid-sized company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a mid-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•

Small Company Investing Risk: Investing in smaller companies often involves greater risk than investing in larger companies. Smaller companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. The securities of smaller companies, therefore, tend to be more volatile than the securities of larger, more established companies. Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a fund wants to sell a large quantity of a small-sized company's stock, it may have to sell at a lower price than would otherwise be indicated, or it may have to sell in smaller than desired quantities over an increased time period.

•

Excluded Security Risk: Because the Fund does not invest in Excluded Securities, and will divest itself of securities that are subsequently discovered to be ineligible, the Fund may be riskier than other funds that invest in a broader array of securities.

•

Growth Risk: The Fund often invests in companies after assessing their growth potential. Securities of growth companies may be more volatile than other stocks. If the portfolio managers' perception of a company's growth potential is not realized, the securities purchased may not perform as expected, reducing the Fund's return. In addition, because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "growth" stocks may perform differently from the market as a whole and other types of securities.

•

Value Investing Risk: Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, "value" stocks may perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. It is also possible that a value stock may never appreciate to the extent expected.

•	Sector Risk: If certain industry sectors or types of securities don't perform as well as the Fund expects, the Fund's performance could suffer.

•

Foreign Risk: The Fund's investments in foreign securities may experience more rapid and extreme changes in value than funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a smaller number of industries. Foreign issuers are not subject to the same degree of regulation as U.S. issuers. Also, nationalization, expropriation or confiscatory taxation or political changes could adversely affect the Fund's investments in a foreign country. The Fund may invest in emerging markets. Emerging markets expose the Fund to additional risks due to the lack of historical or regulatory controls.

•

Currency Risk: Because the securities represented by ADRs are foreign stocks denominated in non-U.S. currency, there is a risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect the value of the Fund's investments in foreign securities.

•

High Yield Security Risk: Investments in fixed-income securities that are rated below investment grade by one or more NRSROs ("high yield securities") may be subject to greater risk of loss of principal and interest than investments in higher-rated fixed-income securities. High yield securities are also generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of high yield securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher- rated securities in times of deteriorating economic conditions or rising interest rates. In addition, high yield securities may be more susceptible to real or perceived adverse economic conditions than higher-rated securities. The market for high yield securities may be less liquid than the market for higher-rated securities. This can adversely affect the Fund's ability to buy or sell optimal quantities of high yield securities at desired prices.

•

Interest Rate Risk: To the extent that the Fund invests in the High Yield Bond Fund, and other fixed income securities, the Fund will be exposed to interest rate risk. When interest rates rise, bond prices fall; the higher the High Yield Bond Fund's duration (a calculation reflecting time risk, taking into account both the average maturity of the Fund's portfolio and its average coupon return), the more sensitive the Fund is to interest rate risk.

•

Credit Risk: To the extent that the Fund invests in the High Yield Bond Fund, and other fixed income securities, the Fund will be exposed to credit risk. The Fund could lose money if any bonds owned by the High Yield bond Fund are downgraded in credit rating or go into default.

•

Real Estate Investment Trust Risk: The Fund is subject to the risks experienced in real estate ownership, real estate financing, or both. As the economy is subjected to a period of economic deflation or interest rate increases, the demand for real estate may fall, causing a decline in the value of real estate owned. Also, as interest rates increase, the values of existing mortgages fall. The higher the duration (a calculation reflecting time risk, taking into account the average maturity of the mortgages) of the mortgages held in REITs owned by the Fund, the more sensitive the Fund is to interest rate risks. The Fund is also subject to credit risk; the Fund could lose money if mortgagors default on mortgages held in the REITs.

•

Commodities-based Exchange Traded Funds: Commodity ETFs invest in Physical Commodities and/or Commodity Futures Contracts, which Contracts are highly leveraged investment vehicles, and therefore generally considered to be high risk. By investing in Commodity ETFs, the Fund assumes portions of that risk. ETFs may only purchase commodities futures contracts (the buy side), therefore the Fund's risk includes missing opportunities to realize gains by shorting futures contracts (the sell side) in deflationary economic periods. It is possible the Fund's entire ETF investment could be lost.

•

Treasury-Inflation Protected Securities Risk: Because the real rate of return offered by TIPS, which represents the growth of your purchasing power, is guaranteed by the Federal Government, TIPS may offer a lower return than other fixed income instruments that do not have such guarantees. Other conventional bond issues may offer higher yields, and the Fund may invest in such bond issues if deemed advantageous by the Advisor and Investment Managers.

•

Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.

3.	Who Should Buy This Fund | The Fund is most appropriate for investors who understand the risks of investing in moderately risk-oriented equity and bond funds, but who also wish to realize current income and allocate their investments among multiple funds with a single investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with most other mutual funds, you can lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk: Because the Fund may invest in a smaller number of securities, adverse changes to a single security will have a more pronounced negative effect on the Fund than if the Fund's investments were more widely distributed.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date returns are available on the Fund's website at www.timothyplan.com, or by calling the Fund at (800) 846-7526.

The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund by showing the variability of the Fund's performance from year to year and by comparing the Fund's performance to a broad based index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 846-7526
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.timothyplan.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-year Annual Total Returns for Class A Shares (for calendar years ending on December 31 )
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect sales charges. If these charges were reflected, the returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Worst Quarter Quarter Jun-09 Dec-08 12.63% -17.02
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ending on December 31, 2010)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[3]	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[4]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[5]	The Russell Mid Cap Growth Index is a widely recognized, unmanaged index of Mid Capitalization growth companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[6]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.
[7]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[8]	Class A shares commenced investment operations on May 01, 2007. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[9]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[10]	The MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of 21 developed markets, excluding the US & Canada.
[11]	Class A shares commenced investment operations on March 24, 1994. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[12]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[13]	The Russell 1000 Growth Index is a widely recognized, unmanaged index of 1000 large-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[14]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.
[15]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[16]	Class A shares commenced investment operations on July 14, 1999. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[17]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[18]	The Russell 2000 Index is a widely recognized, unmanaged index of 2000 Small Capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[19]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.
[20]	Class A shares commenced investment operations on July 14, 1999. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[21]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[22]	The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[23]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.
[24]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[25]	Class A shares commenced investment operations on July 14, 1999. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[26]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns displayed are for class A shares only, and after-tax returns for other classes will vary.
[27]	Barclays Capital U.S. Aggregate Bond Index (formerly Lehman Brothers US Aggregate Bond Index) is a benchmark index composed of US Securities in Treasury, Government-Related, Corporate, and Securitized sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[28]	Class A shares commenced investment operations on May 01, 2007. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[29]	Barclays Capital U.S. Corporate High Yield Ba Index is an unmanaged index that measures the performance of intermediate (1 to 10 year) U.S. high yield issues. It includes fixed-rate, noninvestment grade debt issues rated Ba1 or lower by Moody's, BB+ or lower by S&P, below investment grade by Fitch Investor's Service or if unrated, previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.
[30]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[31]	Money Market Fund commenced investment operations on July 12, 1999.
[32]	Class A shares commenced investment operations on November 04, 2009. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be different
[33]	The DJ Moderately Conservative US Portfolio Index is rebalanced monthly to the appropriate percentage of the risk experienced by the all stock Portfolio Index over the previous 36 months. It reflects a portfolio in which the equities represent 40% of the portfolio, and provides an evaluation of the return on investment considering the amount of risk taken.
[34]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[35]	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[36]	The Russell Mid Cap Growth Index is a widely recognized, unmanaged index of Mid Capitalization growth companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.
[37]	A one percent (1%) contingent deferred sales charge is imposed on any Class C shares sold within the first twelve months after purchase.
[38]	Class A shares commenced investment operations on October 5, 2000. Returns do not reflect the effect of sales charges. If sales charges were included, the returns would be lower.
[39]	The DJ Global Moderate Portfolio Index is a widely recognized, measure of portfolios with similar levels of risk. The Portfolio Index is rebalanced monthly to the appropriate percentage of risk experienced by the all stock Portfolio Index over the previous thirty-six months.